SUBSEQUENT EVENTS - Narratives (Details) - shares shares in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of ordinary shares issued		265.0
Major purchases of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of ordinary shares issued	265.0
Percentage of shares issued to related parties	38.05%
Percentage of voting equity interests acquired	50.10%
Discount rate on market value	10.00%